Deferred Taxation - Summary of Net Deferred Tax Assets/(Liabilities) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Deferred tax assets	¥ 853	¥ 207
Deferred tax liabilities	(22)	(84)
Net deferred tax assets	¥ 831	¥ 123	¥ (240)